Related Party Transactions (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Revenues from related party	$ 29,190
Account payable		$ 57,600	$ 57,600	$ 57,600